Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net loss	$ (2,427,515)	$ (1,562,778)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	12,269	4,517
Stock-based compensation expense	205,151	76,790
Changes in assets and liabilities:
Grant funds and other receivables	(50,520)	182,663
Prepaid expenses and other current assets	(138,368)	35,659
Accounts payable and accrued expenses	(1,934,257)	(357,878)
Total adjustments	(1,905,725)	(58,249)
Net cash used in operating activities	(4,333,240)	(1,621,027)
Cash flows from investing activities:
Purchase of equipment	(62,186)	0
Net cash used in investing activities	(62,186)	0
Cash flows from financing activities:
Net proceeds from sale of common stock and warrants	9,229,248	9,408,920
Net proceeds from warrant exercise	24	3,174,156
Principal repayment of note payable	0	(3,063)
Net cash provided by financing activities	9,229,272	12,580,013
Net increase in cash and cash equivalents	4,833,846	10,958,986
Cash and cash equivalents at beginning of period	11,423,870	9,883,796
Cash and cash equivalents at end of period	$ 16,257,716	$ 20,842,782